Pension and Other Postretirement Benefits (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Pension and Other Postretirement Benefits (Textuals)
Project health care cost trend rates to decline gradually to, by 2016 and remain thereafter	5.00%
Percentage change in Health assumed Health care costs	1.00%
1% increase/decrease in assumed health care cost trend rates would have increased/decreased the accumulated postretirement benefit obligation	$ 6
1% increase/decrease in assumed health care cost trend rates would have increased/decreased the aggregate service and interest costs	1
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Reduction in benefit obligations	(24)	(23)
Expected contribution to benefit plans in 2012	40
Estimated amount of prior service cost that will be amortized from accumulated other comprehensive loss into pension expense in 2012	1
Estimated amount of net actuarial loss that will be amortized from accumulated other comprehensive loss into pension expense in 2012	19
Medical and Life Insurance Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Reduction in benefit obligations	(4)	(4)
Expected contribution to benefit plans in 2012	3
Saving Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Expense For Matching Contributions	$ 9	$ 8	$ 10